Note 8 Financial instruments level 3 sensitivity analysis (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets at fair value through other comprehensive income	€ (62,205)	€ (65,374)	[1]	€ (60,421)
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	21	33
Non trading financial assets mandatorily at fair value through profit or loss	5	135
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets level 3 total	26	168
Financial liabilities held for trading	13	7
Financial liabilities level 3 total	13	7
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	2	1
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	9	0
Non trading financial assets mandatorily at fair value through profit or loss	3	17
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	25
Non trading financial assets mandatorily at fair value through profit or loss	2	118
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	9	6
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(117)	(33)
Non trading financial assets mandatorily at fair value through profit or loss	(114)	(136)
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets level 3 total	(230)	(169)
Financial liabilities held for trading	(18)	(7)
Financial liabilities level 3 total	(18)	(7)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(2)	(1)
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(22)	0
Non trading financial assets mandatorily at fair value through profit or loss	(21)	(19)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(83)	(25)
Non trading financial assets mandatorily at fair value through profit or loss	(92)	(118)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	(9)	(6)
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	(34)	(25)
Financial assets level 3 total	34	25
Financial liabilities held for trading	0	0
Financial liabilities level 3 total	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	(89)	(25)
Financial assets level 3 total	(89)	(25)
Financial liabilities held for trading	0	0
Financial liabilities level 3 total	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | equity instruments [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	0	0
Non trading financial assets mandatorily at fair value through profit or loss	0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Financial assets held for trading	€ 0	€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).